Commitments and Contingencies (Details)		1 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)
Commitments and Contingencies [Line Items]
Long-term restricted deposits				$ 40,553			$ 32,692
Contingent liability				608,000
Approximately total budget for the project	$ 331,724			221,067		₪ 1,088,817		₪ 1,209,797	$ 360,303	₪ 1,314,024
Grant percentage of total budget	50.00%
Grant total budget		$ 169,306		237,800
Innovation grants project amount		$ 256,524	₪ 935,544
Percentage of grant budget		66.00%	66.00%
Grant [Member]
Commitments and Contingencies [Line Items]
Approximately total budget for the project | ₪						806,232
Research and Development Income [Member]
Commitments and Contingencies [Line Items]
Total research and development income				307,962	₪ 1,152,294
Israeli Innovation Authority Grants [Member]
Commitments and Contingencies [Line Items]
Approximately total budget for the project				$ 149,081		₪ 543,700
Grant percentage of total budget				66.00%	66.00%
Israeli Innovation Authority Grants [Member] | Grant [Member]
Commitments and Contingencies [Line Items]
Approximately total budget for the project				$ 298,551
Minimum [Member]
Commitments and Contingencies [Line Items]
Pay royalties rate				3.00%	3.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Pay royalties rate				5.00%	5.00%